Equity - Summary of Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 52.85	$ 54.66
Dividend yield	0.96%	0.92%
Risk-free interest rate	3.46%	3.52%
Expected option life | yr	5.8	5.9
Expected volatility	42.00%	42.00%